SHAREHOLDERS' EQUITY (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			33.63%
Expected dividends	0.00%	0.00%	0.00%
Expected term (in years)	6 months	6 months	6 months
Risk free rate			0.10%
Minimum [Member] | ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	39.46%	55.67%
Risk free rate	5.33%	2.15%
Maximum [Member] | ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	44.12%	64.20%
Risk free rate	5.44%	4.65%
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%	0.00%	0.00%
Employee Stock Option | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	51.00%	46.00%	44.00%
Expected term (in years)	3 years 9 months 7 days	3 years 8 months 23 days	3 years 7 months 24 days
Risk free rate	3.58%	1.67%	0.49%
Employee Stock Option | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		50.00%	46.00%
Expected term (in years)	3 years 9 months 10 days	3 years 9 months 3 days	3 years 10 months 17 days
Risk free rate	3.97%	4.40%	0.99%